DEBT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Debt Disclosure [Abstract]
Short-term debt	$ 78	$ 80
Commercial paper	75	75
Interest paid	$ 175	$ 168